Customer Concentration (Tables)	3 Months Ended
Mar. 31, 2018
Risks and Uncertainties [Abstract]
Schedule of Revenue and Accounts Receivable by Major Customers
The following table shows customers with revenues of 10% or greater of total third-party revenues and customers with accounts receivable balances of 10% or greater of total accounts receivable from third parties:

	Percentage of Total Third-Party Revenues		Percentage of Accounts Receivable from Third Parties
	Three Months Ended March 31,		March 31,	December 31,
	2018	2017	2018	2017
Customer A	31%	54%	33%	39%
Customer B	25%	29%	19%	32%
Customer C	25%	—%	19%	26%
Customer D	*	—%	26%	—%

* Less than 10%